Changes in liabilities arising from financing activities - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Jan. 01, 2017
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		$ 4,092		$ 30,765
Non-cash changes		(10,711)		12,130
of which: foreign currency translation		(2,905)		8,183
of which: fair value changes		(7,475)		4,360
of which: other		(332)		(413)
Balance		191,752		198,371		$ 155,476
Debt issued measured at amortized cost
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		(7,402)		36,811
Non-cash changes		(3,488)		4,512
of which: foreign currency translation		(3,155)		4,925
of which: fair value changes		0		0
of which: other		(332)		(413)
Balance		132,271		143,160		101,837
of which: short term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		(12,245)		24,500
Non-cash changes		(1,000)		2,050
of which: foreign currency translation		(1,000)		2,050
of which: other		0		0
Balance		39,025		52,270		25,720
of which: long term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		4,843		12,311
Non-cash changes		(2,487)		2,462
of which: foreign currency translation		(2,155)		2,875
of which: fair value changes		0
of which: other	[1]	(332)		(413)
Balance		93,246		90,890		76,117
Debt issued designated at fair value
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		13,332		(5,625)
Non-cash changes		(7,083)		7,350
of which: foreign currency translation		309		3,085
of which: fair value changes		(7,392)		4,265
of which: other		0		0
Balance		57,031		50,782		49,057
Over-the-counter (OTC) debt instruments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	[2]	(1,838)		(422)
Non-cash changes	[2]	(140)		268
of which: foreign currency translation	[2]	(59)		173
of which: fair value changes	[2]	(82)		95
of which: other	[2]	0		0
Balance		2,450	[2]	4,428	[2]	4,581
UBS AG
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		4,092		30,765
Non-cash changes		(10,481)		12,095
of which: foreign currency translation		(2,663)		8,180
of which: fair value changes		(7,475)		4,360
of which: other		(344)		(446)
Balance		191,928		198,316		155,456
UBS AG | Debt issued measured at amortized cost
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		(13,358)		25,631
Non-cash changes		(2,855)		4,210
of which: foreign currency translation		(2,624)		4,523
of which: fair value changes		0
of which: other		(231)		(313)
Balance		91,245		107,458		77,617
UBS AG | of which: short term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		(12,245)		24,500
Non-cash changes		(1,000)		2,050
of which: foreign currency translation		(1,000)		2,050
of which: other				0
Balance		39,025		52,270		25,720
UBS AG | of which: long term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		(1,113)		1,131
Non-cash changes		(1,854)		2,159
of which: foreign currency translation		(1,623)		2,473
of which: fair value changes		0
of which: other	[3]	(231)		(314)
Balance		52,220		55,187		51,897
UBS AG | Debt issued designated at fair value
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		13,332		(5,625)
Non-cash changes		(7,083)		7,350
of which: foreign currency translation		309		3,085
of which: fair value changes		(7,392)		4,265
of which: other				0
Balance		57,031		50,782		49,057
UBS AG | Over-the-counter (OTC) debt instruments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	[4]	(1,838)		(422)
Non-cash changes	[4]	(140)		269
of which: foreign currency translation	[4]	(59)		173
of which: fair value changes	[4]	(82)		95
Balance		2,450	[4]	4,428	[4]	4,581
UBS AG | Funding from UBS Group AG and its subsidiaries
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	[5]	5,956		11,180
Non-cash changes	[5]	(402)		267
of which: foreign currency translation	[5]	(289)		399
of which: other	[3],[5]	(113)		(133)
Balance	[5]	$ 41,202		$ 35,648		$ 24,201

[1]	Includes the effect of fair value hedges on long-term debt issued. Refer to Note 1a item j and Note 20 for more information
[2]	Included in balance sheet line Other financial liabilities designated at fair value.
[3]	Includes the effect of fair value hedges on long-term debt issued. Refer to Note 1a item j and Note 20 for more information
[4]	Included in balance sheet line Other financial liabilities designated at fair value.
[5]	Represents Group-internal funding obtained from UBS Group AG and UBS Group Funding (Switzerland) AG that is reported in the balance sheet line Due to customers.